Income Taxes (details) - Additional Tax Details (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of unrecognized tax benefits [Roll Forward]
Unrecognized tax benefits, balance at January 1	$ 24	$ 37
Additions for tax positions of prior years		2
Reductions for tax positions of prior years	(3)	(15)
Unrecognized tax benefits, balance at December 31	21	24
Unrecognized tax benefits that, if recognized, would affect the annual effective tax rate	2	3
Amount of unrecognized tax benefits that are tax positions for which the ultimate deductibility is certain, but for which there is uncertainty about the timing of deductibility	19	21
Amount of interest recognized on unrecognized tax benefits in income taxes	(67)	46
Accrued payment of interest balance for unrecognized tax benefits	$ 27	$ 94